Share-based compensation	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation

13. Share-based compensation

Restricted and Performance Share Unit plan ("RPSU plan")

Restricted Share Unit ("RSU") grants under the RPSU plan

Obsidian Energy awards RSU grants under the RPSU plan whereby employees receive consideration that fluctuates based on the Company’s share price on the Toronto Stock Exchange ("TSX"). Consideration can be in the form of cash or shares purchased on the open market or issued from treasury.

	Year ended December 31
RSUs (number of shares equivalent)	2024	2023
Outstanding, beginning of year	1,290,042	874,130
Granted	713,910	991,860
Vested (1)	(363,484)	(541,357)
Forfeited	(80,905)	(34,591)
Outstanding, end of year	1,559,563	1,290,042

(1) Vested RSUs in 2024 were settled in shares and in 2023 were settled in cash.

The fair value and weighted average assumptions of the RSUs granted during the years were as follows:

	Year ended December 31
	2024	2023
Average fair value of RSUs granted (per RSU)	$9.66	$9.86
Expected life of RSUs (years)	3.0	2.6
Expected forfeiture rate	0.1%	0.1%

PSU grants under the RPSU plan

The RPSU plan allows Obsidian Energy to grant PSUs to employees of the Company.

The PSUs are classified as a liability on our Consolidated Balance Sheet as the PSUs are typically settled in cash. The PSU liability fluctuates based on the Company’s share price on the TSX at each period end date. Employees receive consideration only when the PSUs vest.

	Year ended December 31
PSUs (number of shares equivalent)	2024	2023
Outstanding, beginning of year	896,690	949,040
Granted	271,940	239,360
Vested (1)	(532,720)	(291,710)
Outstanding, end of year	635,910	896,690

(1) Vested PSUs in 2024 and 2023 were settled in cash.

	As at December 31
PSU liability	2024	2023
Current	$1.5	$9.8
Non-current	0.6	2.6
Total	$2.1	$12.4

Stock Option Plan

Obsidian Energy has a Stock Option Plan that allows the Company to issue options to acquire common shares (“Options”) to officers, employees, directors and other service providers.

	Year ended December 31
	2024		2023
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	2,305,489	$3.30	2,274,672	$2.30
Granted	336,210	9.65	260,780	10.32
Exercised (1)	(401,579)	1.39	(229,963)	1.42
Outstanding, end of year	2,240,120	$4.59	2,305,489	$3.30
Exercisable, end of year	1,414,406	$3.51	1,064,115	$2.02

(1) Exercised options in 2024 and 2023 were settled in shares.

The weighted average trading price of the Company's common shares was $9.32 for the year ended December 31, 2024 (December 31, 2023 - $9.25).

The fair value and weighted average assumptions of the Options granted during the years were as follows:

	Year ended December 31
	2024	2023
Average fair value of Options granted (per Option)	$9.65	$10.32
Expected volatility	76.7%	78.8%
Expected life of Options (years)	4.5	3.7
Expected forfeiture rate	0.2%	0.2%

Non-Treasury Incentive Award Plan (“NTIP”)

The NTIP allows Obsidian Energy to grant NTIP Restricted Awards to employees of the Company.

The NTIP obligation is classified as a liability on our Consolidated Balance Sheet as the NTIP restricted awards are settled in cash. The NTIP obligation fluctuates based on the Company’s share price on the TSX at each period end date. Employees receive consideration only when the NTIP restricted awards vest.

	Year ended December 31
NTIP Restricted Awards	2024	2023
Outstanding, beginning of year	328,994	689,228
Vested (1)	(325,629)	(344,074)
Forfeited	(3,365)	(16,160)
Outstanding, end of year	-	328,994
(1) Vested NTIPs in 2024 and 2023 were settled in cash.

	As at December 31
NTIP liability	2024	2023
Current	$-	$2.7
Total	$-	$2.7

Deferred Share Unit (“DSU”) plan

The DSU plan allows the Company to grant DSUs to non-employee directors only.

The DSU plan is classified as a liability on our Consolidated Balance Sheet as the DSUs are settled in cash. The DSU liability fluctuates based on the Company’s share price on the TSX at each period end date. Non-employee directors receive consideration only upon redemption of the DSUs following retirement from the Board of Directors, not before this date, with the consideration based on the volume-weighted-average trading price of the common shares on the TSX.

	Year ended December 31
Deferred Share Units	2024	2023
Outstanding, beginning of year	1,893,280	1,811,245
Granted	66,992	82,035
Outstanding, end of year	1,960,272	1,893,280

	As at December 31
DSU Liability	2024	2023
Current	$16.5	$17.1
Total	$16.5	$17.1

In 2024, none of the DSUs were redeemed (2023 - none). At December 31, 2024, the Company had no outstanding DSUs that were redeemable.

Share-based compensation

Share-based compensation consisted of the following:

	Year ended December 31
	2024	2023
DSUs	$(0.6)	$0.5
PSUs	(0.5)	6.3
NTIP	1.1	1.4
Liability based incentive plans	$-	$8.2

RSUs	$6.1	$6.7
Options	2.1	1.3
Equity based incentive plans	8.2	8.0
Share-based compensation	$8.2	$16.2

The share price used in the fair value calculation of the DSU, PSU and NTIP obligations at December 31, 2024 was $8.36 per share (2023 – $8.99).

Employee retirement savings plan

Obsidian Energy has an employee retirement savings plan (the “savings plan”) for the benefit of all employees. Under the savings plan, employees may elect to contribute up to 10 percent of their salary and Obsidian Energy matches these contributions at a rate of $1.00 for each $1.00 of employee contribution; provided that in order for an employee to receive the full matching contribution they must allocate at least 25 percent (50 percent for officers) of their contribution towards the purchase of Obsidian Energy shares. Both the employee’s and Obsidian Energy’s contributions are used to acquire Obsidian Energy common shares or are placed in low-risk investments. Shares are purchased in the open market at prevailing market prices.